Securitized Vacation Ownership Debt	12 Months Ended
Dec. 31, 2011
Debt [Abstract]
Securitized Vacation Ownership Debt

Note 16. Securitized Vacation Ownership Debt

Long-term and short-term securitized vacation ownership debt consisted of the following (in millions):

	December 31,
	2011	2010
2003 securitization, interest rates ranging from 3.95% to 6.96%, settled 2011	$—	$17
2005 securitization, interest rates ranging from 5.25% to 6.29%, maturing 2018	37	55
2006 securitization, interest rates ranging from 5.28% to 5.85%, maturing 2018	27	39
2009 securitizations, interest rate at 5.81%, maturing 2016	92	128
2010 securitization, interest rates ranging from 3.65% to 4.75%, maturing 2021	190	255
2011 securitization, interest rates ranging from 3.67% to 4.82%, maturing 2026	186	—

	532	494
Less current maturities	(130)	(127)

Long-term debt	$402	$367

During the years ended December 31, 2011 and 2010, interest expense associated with securitized vacation ownership debt was $22 million and $27 million, respectively.